Stock Compensation Plans - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended		6 Months Ended		12 Months Ended								0 Months Ended												6 Months Ended
	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Feb. 29, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 12, 2014	Dec. 01, 2013	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013	Feb. 12, 2014 IPO by May 15, 2014 [Member]	Dec. 01, 2013 IPO by May 15, 2014 [Member]	Mar. 31, 2014 Sales [Member]	Feb. 12, 2014 Sales [Member]	Dec. 31, 2013 Sales [Member]	Dec. 01, 2013 Sales [Member]	Mar. 31, 2014 Private Company [Member]	Feb. 12, 2014 Private Company [Member]	Dec. 31, 2013 Private Company [Member]	Dec. 01, 2013 Private Company [Member]	Mar. 31, 2014 IPO by April 15, 2014 [Member]	Dec. 31, 2013 IPO by April 15, 2014 [Member]	Jun. 30, 2014 Two Thousand Twelve Stock Option Plan [Member]	Jun. 30, 2014 Two Thousand And Fourteen Equity Incentive Plan [Member]	Jun. 30, 2014 2012 and 2014 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants under Equity Incentive Plans, term																													P10Y	P10Y
Option vesting under Equity Incentive Plans, term																													4 years	4 years
Common stock exercised									139,071																				139,071
Unvested common stock option to repurchase																													34,801
Stock option repurchase liability																													$ 175,000
Stock option cancelled						27,230
Unrecognized compensation cost expensed						27,000
Shares of common stock for annual increase in shares available for issuance																														1,200,000
Percentage of outstanding shares of common stock for annual increase in shares available for issuance																														3.00%
Aggregate number of shares issued under the plan																															3,726,537
Total fair value of options vested during period							879,000		835,000	102,000
Total fair value of options exercised during period									230,000
Weighted-average grant date fair value of stock options granted							$ 7.05	$ 4.92	$ 5.53	$ 0.47
Discount for lack of marketability	6.00%	7.00%	13.00%	25.40%	9.00%												8.00%	10.00%	17.00%	20.00%	20.00%	21.00%	27.00%	28.00%	28.00%	28.00%	2.00%	9.00%
Fair value of per share					$ 6.82			$ 6.82	$ 5.93	$ 1.17	$ 11.30	$ 7.55	$ 6.77	$ 10.02	$ 9.94	$ 6.85
Exercise price					$ 8.00			$ 8.00		$ 8.00			$ 8.00		$ 10.50	$ 8.00
Compensation cost related to unvested stock option awards							$ 4,500,000
Remaining weighted-average vesting period							2 years 6 months